Lease (Details) - USD ($)		12 Months Ended
	Sep. 01, 2024	Dec. 31, 2024	Jul. 31, 2023
Lease [Line Items]
Expiring term		August 31, 2025
Rental payment		$ 3,708
Lease amount	$ 3,850
California [Member]
Lease [Line Items]
Lease term			24 months
Lease Agreement [Member]
Lease [Line Items]
Annual increase rate	3.85%